Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of geographical areas [line items]
Revenue	$ 242,687	$ 216,931
Property and equipment, net (Note 6)	2,045	2,003
Right-of-use assets, net (Note 5)	2,387	1,131
Canada
Disclosure of geographical areas [line items]
Revenue	13,197	13,196
Property and equipment, net (Note 6)	378	259
Right-of-use assets, net (Note 5)	1,244	167
United States
Disclosure of geographical areas [line items]
Revenue	166,660	150,826
Property and equipment, net (Note 6)	451	384
Right-of-use assets, net (Note 5)	737	200
Rest of World
Disclosure of geographical areas [line items]
Revenue	62,830	52,909
Property and equipment, net (Note 6)	1,216	1,360
Right-of-use assets, net (Note 5)	$ 406	$ 764